Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Q3) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales	$ 1,252			$ 1,363			$ 4,144	$ 3,499	$ 4,998	$ 3,553
Costs and Expenses:
Cost of goods sold	540			915			1,987	2,686	3,670	2,763
Selling, general and administrative	4,107			3,713			12,098	11,489	15,311	10,170
Research and development	1,112			985			3,719	2,107	3,053	1,481
Total costs and expenses	5,759			5,613			17,804	16,282	22,034	18,365
Loss from operations	(4,507)			(4,250)			(13,660)	(12,783)	(17,036)	(14,812)
Other income (loss), net	(1)			10			(1)	10	10	1,436
Loss before income taxes	(4,508)			(4,240)			(13,661)	(12,773)	(17,026)	(13,376)
Income tax expense	(1)			(1)			(5)	(3)	(6)	(6)
Net loss	$ (4,509)	$ (4,430)	$ (4,727)	$ (4,241)	$ (4,181)	$ (4,354)	$ (13,666)	$ (12,776)	$ (17,032)	$ (13,382)
Basic and diluted loss per share (in dollars per share)	$ (1.70)			$ (8.50)			$ (9.49)	$ (34.59)	$ (42.14)	$ (525.01)
Weighted average shares outstanding - basic and diluted (in shares)	2,646			499			1,915	369	404	48
Other comprehensive loss:
Foreign currency translation adjustments	$ 1	$ (3)	$ (2)	$ (1)	$ (2)	$ 1	$ (4)	$ (2)	$ (4)	$ (8)
Total comprehensive loss	$ (4,508)			$ (4,242)			$ (13,670)	$ (12,778)	$ (17,036)	$ (13,390)